EQUITY COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2011
EQUITY COMPENSATION PLANS
Summary of stock option activity and average exercise prices

SHARES	2011	2010	2009
Outstanding, beginning of year	19,988,025	22,262,204	22,695,125
Granted	2,661,551	1,783,293	1,969,241
Issued in connection with Nalco merger	883,173	—	—
Exercised	(3,331,926)	(3,813,865)	(2,061,771)
Canceled	(74,244)	(243,607)	(340,391)
Outstanding, end of year	20,126,579	19,988,025	22,262,204
Exercisable, end of year	15,885,276	16,091,416	17,315,445
Vested and expected to vest, end of year	19,915,922

AVERAGE PRICE
PER SHARE	2011	2010	2009
Outstanding, beginning of year	$38.66	$36.22	$34.51
Granted	55.38	48.03	45.03
Issued in connection with Nalco merger	29.35	—	—
Exercised	32.59	28.46	24.95
Canceled	43.68	43.86	41.68
Outstanding, end of year	$41.45	$38.66	$36.22
Exercisable, end of year	$38.57	$37.42	$34.73
Vested and expected to vest, end of year	$41.33

Information related to stock options outstanding and stock options exercisable

OPTIONS OUTSTANDING

RANGE OF EXERCISE PRICES	OPTIONS OUTSTANDING	WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE	WEIGHTED- AVERAGE EXERCISE PRICE
$ 17.55-34.06	2,547,775	3.1 years	$27.36
34.08-35.34	3,732,870	3.5 years	34.28
35.63-41.45	3,246,566	6.9 years	36.03
41.85-45.24	2,377,390	5.0 years	44.96
45.52-48.06	3,218,811	8.2 years	46.93
48.10-49.42	2,304,248	5.9 years	49.40
49.66-55.60	2,698,919	9.7 years	55.37
	20,126,579	6.0 years	41.45

OPTIONS EXERCISABLE

RANGE OF EXERCISE PRICES	OPTIONS EXERCISABLE	WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE	WEIGHTED- AVERAGE EXERCISE PRICE
$17.55-34.06	2,534,348	3.0 years	$27.36
34.08-35.34	3,732,870	3.5 years	34.28
35.63-41.45	3,246,566	6.9 years	36.03
41.85-45.24	2,307,986	5.0 years	45.00
45.52-48.06	1,698,539	7.9 years	46.55
48.10-49.42	2,275,148	5.8 years	49.42
49.66-55.60	89,819	2.9 years	51.36
	15,885,276	5.1 years	38.57

Weighted-average grant-date fair value of options granted and significant assumptions used in determining the underlying fair value of each option grant

	2011	2010	2009
Weighted-average grant-date fair value of options granted at market prices	$11.01	$10.11	$9.59
Assumptions
Risk-free rate of return	1.4%	2.0%	2.2%
Expected life	6 years	6 years	5 years
Expected volatility	22.8%	23.1%	23.3%
Expected dividend yield	1.4%	1.4%	1.4%

Summary of non-vested PBRSU awards and restricted stock activity

NON-VESTED AWARDS

		WEIGHTED-		WEIGHTED-
		AVERAGE		AVERAGE
		FAIR VALUE		FAIR VALUE
	PBRSU	AT GRANT	RSAs AND	AT GRANT
	AWARDS	DATE	RSUs	DATE
December 31, 2010	845,630	$44.70	167,171	$43.54
Granted	572,350	52.96	126,121	51.02
Issued in connection with
Nalco merger	857,366	55.62	808,883	55.62
Vested/Earned	(13,360)	55.62	(81,874)	48.71
Canceled	(121,321)	54.07	(3,641)	41.80
December 31, 2011	2,140,665	$50.68	1,016,660	$53.67